Fund Summary
Franklin Fund Allocator Series (Payout) FAS3-05 | Franklin Payout 2021 Fund
Investment Goal
To seek capital preservation and income with a pre-determined maturity date.
Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees {- Franklin Payout 2021 Fund} - Franklin Fund Allocator Series (Payout) FAS3-05 - Franklin Payout 2021 Fund	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses {- Franklin Payout 2021 Fund} - Franklin Fund Allocator Series (Payout) FAS3-05 - Franklin Payout 2021 Fund		Class R6	Advisor Class
Management fees		0.30%	0.30%
Distribution and service (12b-1) fees		none	none
Other expenses	[1]	2.13%	2.28%
Acquired fund fees and expenses	[2]	0.01%	0.01%
Total annual Fund operating expenses	[1],[2]	2.44%	2.59%
Fee waiver and/or expense reimbursement	[3]	(2.14%)	(2.14%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[1],[2],[3]	0.30%	0.45%
[1]	Other expenses of the Fund have been restated to exclude non-recurring prior period expenses and to reflect current fiscal year expenses. If the non-recurring prior period expenses were included in the table above, the amount stated would have been greater. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.
[2]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[3]	The investment manager has contractually agreed to waive or assume certain fees and expenses so that total annual Fund operating expenses (excluding acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 0.44% until September 30, 2019. The investment manager also has contractually agreed in advance to reduce its fees as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for the next 12-month period. The Fund’s fee waivers and/or expense reimbursements have been restated to reflect current fiscal year information. Consequently, total annual Fund operating expenses after fee waivers and/or expense reimbursements differ from the ratio of expenses to average net assets net of waiver and payments shown in the Financial Highlights. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example {- Franklin Payout 2021 Fund} - Franklin Fund Allocator Series (Payout) FAS3-05 - Franklin Payout 2021 Fund - USD ($)	Class R6	Advisor Class
1 year	$ 31	$ 46
3 years	555	601
5 years	1,106	1,182
10 years	$ 2,613	$ 2,764

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0.00% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests predominantly in U.S. dollar denominated investment grade debt securities and investments, including government and corporate debt securities and asset-backed securities and municipal securities. Such securities may be fixed or variable rate. Asset-backed securities are securities backed by loans, leases, and other receivables.

Although the Fund may invest in individual securities of any maturity, the Fund is a term fund and is managed to mature in the year indicated in its name. Over time, the Fund’s duration and weighted average maturity will decline as its maturity date approaches. In the later months of operation, when the debt securities held by the Fund mature, the proceeds from such securities will be held in cash, cash equivalents and money market instruments, including affiliated money market funds, or invested in short-term bonds. In early December of the year indicated in the Fund’s name, the Fund is expected to consist almost entirely of cash, cash equivalents and money market instruments.

The Fund will terminate in early December of the year specified in its name. At that time, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Board may change the termination date to an earlier or later date without shareholder approval if the Board determines the change is in the best interests of Fund shareholders.

The Fund focuses on investment grade securities and investments or in unrated securities and investments the investment manager determines are of comparable quality. The Fund’s focus on the credit quality of its portfolio is intended to reduce credit risk and help to preserve its capital. The Fund may invest a significant portion of its total assets in U.S. dollar denominated foreign securities, including debt issued by supranational entities.

In choosing investments, the Fund’s investment manager selects securities in various market sectors based on the investment manager’s assessment of changing economic, market, industry and issuer conditions. The investment manager uses a “top-down” analysis of macroeconomic trends, combined with a “bottom-up” fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events.

The Fund is not designed for long-term capital appreciation and does not provide a complete solution for a shareholder’s retirement income needs. Shareholders should consider other factors besides their age or retirement date, such as their risk tolerance, personal circumstances, and complete financial situation, before investing in the Fund. It is possible to lose money by investing in the Fund, including at its target maturity date. The Fund does not guarantee a level of dividends, income or principal at or before its target maturity date.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Credit

An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Income

The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds, or when the Fund realizes a loss upon the sale of a debt security.

Variable Rate Securities

Because changes in interest rates on variable rate securities (including floating rate securities) may lag behind changes in market rates, the value of such securities may decline during periods of rising interest rates until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on variable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.

Yield and Liquidation Amount

During the year prior to or in the year of the Fund’s termination date, the debt securities held by the Fund will mature and the Fund’s portfolio will transition to cash and cash equivalents, and other short-term fixed income securities. As this occurs, the Fund’s yield will generally tend to move toward the yield of cash and cash equivalents and may be lower than the yields of the debt securities previously held by the Fund or the prevailing yields for bonds in the market.

In addition, unlike a direct investment in a bond that has a level coupon payment and a fixed payment at maturity, the Fund will make distributions of income that vary over time. The Fund’s distributions and liquidation proceeds will not be predictable at the time of your investment.

Liquidity

From time to time, the trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Foreign Securities (non-U.S.)

Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Asset-Backed Securities

Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage securities, asset-backed securities are subject to prepayment and extension risks.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of an investment in the Fund. The bar chart shows changes in the Fund's performance from year to year for Advisor Class shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at ftinstitutional.com or by calling (800) 321-8563.

Advisor Class Annual Total Returns

Best Quarter:	Q1'16	3.64%
Worst Quarter:	Q4'16	-2.57%
As of June 30, 2018, the Fund's year-to-date return was -1.00%.

Average Annual Total Returns For the periods ended December 31, 2017
Average Annual Total Returns{- Franklin Payout 2021 Fund} - Franklin Fund Allocator Series (Payout) FAS3-05 - Franklin Payout 2021 Fund	Past 1 year	Since Inception	Inception Date
Advisor Class			Jun. 01, 2015
Advisor Class | Return Before Taxes	2.34%	2.49%
Advisor Class | After Taxes on Distributions	1.37%	1.49%	Jun. 01, 2015
Advisor Class | After Taxes on Distributions and Sales	1.32%	1.45%	Jun. 01, 2015
Class R6			Jun. 01, 2015
Class R6 | Return Before Taxes	2.35%	2.50%
Bloomberg Barclays US Government & Credit 2021 Maturity Index (index reflects no deduction for fees, expenses or taxes)	1.94%	1.80%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Advisor Class and after-tax returns for other classes will vary.